Cover Page	Aug. 15, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Aug. 15, 2019
Entity Registrant Name	ETSY INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36911
Entity Tax Identification Number	20-4898921
Entity Address, Address Line One	117 Adams Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	718
Local Phone Number	880-3660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ETSY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 amends and supplements the Original 8-K filed by Etsy, and is being filed to provide the historical financial statements and the pro forma financial information required pursuant to Items 9.01(a) and 9.01(b) of Form 8-K, respectively. This Amendment No. 1 to the Original 8-K is being filed within 71 calendar days of the date that the Original 8-K was required to be filed with respect to the above referenced transaction.
Entity Central Index Key	0001370637
Amendment Flag	true